Organization and Principal Activities - Financial statement balances and amounts of the Company's VIEs included in the consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 206,551			¥ 266,238	¥ 1,410,747	$ 143,743	¥ 981,772	¥ 170,874
Short-term investments	119,451				815,854		413,883
Prepayments and other current assets	37,038				252,964		126,836
Amounts due from related parties							87,254
Total current assets	363,040				2,479,565		1,609,745
Non-current assets:
Property and equipment, net	65,884				449,990		272,226
Intangible assets, net	16,416				112,119		9,729
Long-term investments	70,879				484,103		267,051
Goodwill	54,477			9,114	372,077		58,676
Deferred tax assets	5,484				37,455		29,096
Amounts due from related parties	2,416				16,500		16,500
Other non-current assets	36,766				251,118		54,587
Total non-current assets	252,322				1,723,362		707,865
Total assets	615,362				4,202,927		2,317,610
Current liabilities:
Accrued expenses and other current liabilities	84,851				579,533		414,371
Income taxes payable	6,631				45,291		37,563
Prepayments from customers	291,603				1,991,647		1,531,424
Long-term loan , current portion	6,589				45,000
Short-term loan							5,000
Total current liabilities	389,674				2,661,471		1,988,358
Non-current liabilities:
Deferred tax liabilities	3,445				23,528
Unrecognized tax benefit	2,589				17,685		13,012
Long-term loan	59,297				405,000
Total non-current liabilities	65,331				446,213		13,012
Total liabilities	455,005				3,107,684		2,001,370
Income statement
Net revenues	419,135	¥ 2,862,692	¥ 2,057,557	1,528,619
Net income	36,008	245,936	258,827	189,353
Statement of cash flows
Net cash provided by operating activities	126,994	867,370	773,281	613,715
Net cash (used in)/provided by investing activities	(171,192)	(1,169,244)	(80,961)	(496,730)
Net cash provided by/(used in) financing activities	95,550	652,605	23,214	(21,621)
Net increase/(decrease) in cash and cash equivalents	62,808	428,975	715,534	95,364
VIEs' assets pledged or collateralized and can only be used to settle the VIEs' obligations					0
VIEs
Current assets:
Cash and cash equivalents	74,306				507,513		965,697
Short-term investments	70,418				480,953		413,883
Prepayments and other current assets	32,422				221,445		127,293
Amounts due from related parties							87,254
Total current assets	177,146				1,209,911		1,594,127
Non-current assets:
Property and equipment, net	65,743				449,022		272,226
Intangible assets, net	16,416				112,119		9,729
Long-term investments	55,482				378,942		267,051
Goodwill	54,477				372,077		58,676
Deferred tax assets	5,414				36,981		29,096
Amounts due from related parties	2,416				16,500		16,500
Other non-current assets	31,505				215,182		54,587
Total non-current assets	231,453				1,580,823		707,865
Total assets	408,599				2,790,734		2,301,992
Current liabilities:
Accrued expenses and other current liabilities	80,294				548,408		414,371
Income taxes payable	4,950				33,809		37,563
Prepayments from customers	291,603				1,991,647		1,531,424
Long-term loan , current portion	6,589				45,000
Short-term loan							5,000
Total current liabilities	383,436				2,618,864		1,988,358
Non-current liabilities:
Deferred tax liabilities	3,445				23,528
Unrecognized tax benefit	2,540				17,345		13,012
Long-term loan	59,297				405,000
Total non-current liabilities	65,282				445,873		13,012
Total liabilities	448,718				¥ 3,064,737		¥ 2,001,370
Income statement
Net revenues	419,135	2,862,692	2,057,557	1,528,619
Net income	27,865	190,315	243,305	186,767
Statement of cash flows
Net cash provided by operating activities	78,239	534,374	773,920	598,247
Net cash (used in)/provided by investing activities	122,959	839,810	(80,962)	(496,730)
Net cash provided by/(used in) financing activities	(268,282)	(1,832,368)	22,213	37,220
Net increase/(decrease) in cash and cash equivalents	$ (67,084)	¥ (458,184)	¥ 715,171	¥ 138,737
VIEs | Consolidated revenues
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	100.00%	100.00%	100.00%	100.00%
VIEs | Total assets
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	66.00%	66.00%	99.00%
VIEs | Total liabilities
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	99.00%	99.00%	100.00%